Summary of Finance Receivables by Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 60,974	$ 50,763
Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	60,974	50,763
Pass [Member] | Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	49,955	38,893
Special Mention [Member] | Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	3,842	2,344
Classified - Accruing [Member] | Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total
Classified Nonaccrual [Member] | Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 7,177	$ 9,526